Commitments- Capital commitments (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Capital expenditures
Capital commitments
Contracted but not provided for	¥ 4,609	¥ 2,491
Purchase of property and equipment
Capital commitments
Contracted but not provided for	1,771	803
Construction of corporate campuses
Capital commitments
Contracted but not provided for	¥ 2,838	¥ 1,688